SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Sale of Front Alfa Suezmax [Member]
Subsequent Event [Line Items]
Subsequent Event, Date		Mar. 21, 2012
Amount of debt pertaining to vessel retired prior to sale		12,900,000
Loss on sale	2,100,000
4.5% Convertible bond due 2015 [Member]
Subsequent Event [Line Items]
Subsequent Event, Date		Mar. 31, 2012
Notional value of convertible bonds	10,000,000
Purchase price of convertible bonds extinguished	5,400,000
Gain recognized on early extinguishment of debt	$ 4,600,000
Percentage of convertible bonds held (in hundredths)	4.40%
Early termination of Bareboat Charters [Member]
Subsequent Event [Line Items]
Subsequent Event, Date		Sep. 30, 2011
Number of vessels with early termination of bareboat charters		3